FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Schedule of Changes in Level 3 Investments) (Details) (Equity Method Investments [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 51,382,000	$ 34,654,000	$ 19,590,000
Unrealized and realized gains	9,981,000	5,690,000	6,199,000
Unrealized and realized losses	(446,000)	(1,394,000)
Contributions	11,648,000	13,986,000	10,795,000
Distributions	(4,202,000)	(1,554,000)	(1,930,000)
Ending Balance	68,363,000	51,382,000	34,654,000
Change in unrealized gain (loss) on investments still held	$ 8,600,000	$ 4,200,000